Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Loss	$ (2,638)	$ (2,521)	$ (4,686)
Adjustments to the profit or loss items:
Depreciation and amortization	33	144	179
Impairment loss of equipment		1,223	1,223
Cost of share-based payment	169	382	553
Finance expenses, net	710	46	156
Profit loss	912	1,795	2,111
Working capital adjustments:
Decrease (increase) in other accounts receivable	(557)	158	329
Increase (decrease) in trade payables	193	(743)	(840)
Decrease in other accounts payable	(43)	(706)	(736)
Decrease in related parties		(874)	(874)
Working capital	(407)	(2,165)	(2,121)
Net cash used in operating activities	(2,133)	(2,891)	(4,696)
Cash flows from investing activities:
Investment in restricted bank deposits		(1)	(1)
Purchase of property and equipment			(1)
Proceeds from sale of property and equipment		724	724
Repayment of convertible loans		546	546
Net cash provided by investing activities		1,269	1,268
Cash flows from financing activities:
Issue of share capital (net of issue expenses)	43	1,110	2,216
Issue of warrants and convertible component	1,398	682	682
Payment of issue expenses related to previous period		(30)	(30)
Interest paid on lease liability	(8)	(10)	(17)
Repayment of lease liability	(26)	(22)	(47)
Net cash provided by financing activities	1,407	1,730	2,804
Exchange rate differences on cash and cash equivalents and restricted deposits in foreign currency			9
Total cash and cash equivalents			9
Increase (decrease) in cash and cash equivalents	(726)	108	(615)
Cash and cash equivalents at the beginning of the period	870	1,485	1,485
Cash and cash equivalents at the end of the period	144	1,593	870
(a) Significant non-cash transactions:
Conversion of debentures into share capital		250	1,507
Registration of warrants			464
Unpaid issue expenses		40	116
Investment in associate	742
Exercise of warrants	1,419
Modification of leasing agreement	$ 101